Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Entity File Number	001-38323
Entity Registrant Name	Adial Pharmaceuticals, Inc.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4870 Sadler Road
Entity Address, Address Line Two	Ste 300
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	487-8196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false